Warrant Derivative Liabilities	12 Months Ended
Jun. 30, 2022
11. Warrant Derivative Liabilities

11. Warrant Derivative Liabilities

Warrants issued in a currency other than the Company’s functional currency are considered a derivative financial liability settled through the consolidated statement of operations and comprehensive income (loss) as per IFRS 9 Financial Instruments. The fair value of warrants is initially measured on their issue date as a financial liability using the Black-Scholes option valuation model. The fair value of exercised warrants is remeasured on their exercise date and the fair value is reallocated to equity. The fair value of expired warrants is remeasured on their expiration date and at each reporting period date through the consolidated statement of operations and comprehensive income (loss).

During the year ended June 30, 2022, a total of $4,462,156 was reclassified to equity upon the exercise of warrants. As of June 30, 2022, the derivative liability was remeasured at $21,689,490 (June 30, 2021: $45,380,933) resulting in a change in fair value of $19,229,287 (2021: $6,808,106) through the consolidated statement of operations and comprehensive income (loss).

Warrant Liability
$
As at June 30, 2020	208,768
Recognition of derivative liability	56,216,388
Reclassification to equity on exercise of warrants	(4,236,117)
Change in fair value	(6,808,106)
As at June 30, 2021	45,380,933
Reclassification to equity on exercise of warrants	(4,462,156)
Change in fair value	(19,229,287)
As at June 30, 2022	21,689,490

The fair value of warrants expiring October 25, 2021 was estimated using the following model inputs on the following valuation dates:

Warrants Expiring October 25, 2021	Warrant Liability
$
As of June 30, 2020	201,687
Reclassification to equity on exercise of warrants	(1,373,246)
Change in fair value	2,278,285
As of June 30, 2021	1,106,726
Reclassification to equity on exercise of warrants	(1,248,478)
Change in fair value	141,752
As of June 30, 2022	-

The fair value of warrants expiring October 25, 2021 was estimated using the following model inputs on the following valuation dates:

Warrants Expiring July 2, 2022	Warrant Liability
$
As of June 30, 2020	-
Recognition on July 2, 2020 (issue date)	421,861
Reclassification to equity on exercise of warrants	(2,862,871)
Change in fair value	5,773,919
As of June 30, 2021	3,332,909
Reclassification to equity on exercise of warrants	(3,213,678)
Change in fair value	(119,231)
As of June 30, 2022	-

The initial fair value of $55,794,527 for the warrants issued on May 19, 2021 consisted of $12,500,000 that was reclassed from equity to warrant liability and $43,294,527 that was recognized through the statement of operations and comprehensive income (loss).

The fair value of warrants expiring May 19, 2023 was estimated using the following model inputs on the following valuation dates:

Warrants Expiring May 19, 2023	Warrant Liability
$
As of June 30, 2020	-
Recognition on May 19, 2021 (issue date)	55,794,527
Reclassification to equity on exercise of warrants	-
Change in fair value through profit and loss	(14,853,229)
Share price on measurement date	(CAD $2.64 USD $2.13
Exercise price	(CAD $1.00) USD $0.81
Risk free rate	0.45%
Expected volatility	152%
Expected dividend yield	Nil
Expected life (in years)	1.89
As of June 30, 2021	40,941,298
Reclassification to equity on exercise of warrants	-
Change in fair value through profit and loss	(19,251,808)
Share price on measurement date	(CAD $2.12) USD $1.65
Exercise price	(CAD $1.00) USD $0.78
Risk free rate	3.10%
Expected volatility	71%
Expected dividend yield	Nil
Expected life (in years)	0.88
As of June 30, 2022	21,689,490